Segment information (Tables)	12 Months Ended
Mar. 31, 2018
Operating Segments [Abstract]
Schedule of Operating Segments

	2018
	Wholesale	Direct-to-Consumer	Unallocated	Total
	$	$	$	$
Revenue	336,179	255,002	—	591,181
Cost of sales	178,367	65,202	—	243,569
Gross profit	157,812	189,800	—	347,612

Selling, general and administrative expenses	37,227	55,148	107,735	200,110
Depreciation and amortization	—	—	9,374	9,374
Operating income	120,585	134,652	(117,109)	138,128
Net interest and other finance costs				12,888
Income before income taxes				125,240

	2017
	Wholesale	Direct-to-Consumer	Unallocated	Total
	$	$	$	$
Revenue	288,540	115,237	—	403,777
Cost of sales	163,459	28,250	—	191,709
Gross profit	125,081	86,987	—	212,068

Selling, general and administrative expenses	30,718	27,453	106,794	164,965
Depreciation and amortization	—	—	6,601	6,601
Operating income	94,363	59,534	(113,395)	40,502
Net interest and other finance costs				9,962
Income before income taxes				30,540

	2016
	Wholesale	Direct-to-Consumer	Unallocated	Total
	$	$	$	$
Revenue	257,807	33,023	—	290,830
Cost of sales	136,396	8,810	—	145,206
Gross profit	121,411	24,213	—	145,624

Selling, general and administrative expenses	27,045	14,132	58,926	100,103
Depreciation and amortization	—	—	4,567	4,567
Operating income	94,366	10,081	(63,493)	40,954
Net interest and other finance costs				7,996
Income before income taxes				32,958

Schedule of Geographical Areas
The Company determines the geographic location of revenue based on the location of its customers.

	2018	2017	2016
Revenue	$	$	$
Canada	228,752	155,103	95,238
United States	184,245	131,891	103,413
Rest of World	178,184	116,783	92,179
	591,181	403,777	290,830